F

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	Australia - 0.9%
10,371	Fortescue Ltd.	$ 151,676
8,227	Northern Star Resources Ltd.	165,811
1,558	Rio Tinto Ltd.	164,437
		481,924
	Bermuda - 0.6%
4,763	Jardine Matheson Holdings Ltd.	346,604

	Canada - 1.3%
4,806	Barrick Mining Corporation	219,682
1,679	CGI, Inc.	143,900
5,688	Kinross Gold Corporation	179,125
2,405	Nutrien Ltd.	165,587
		708,294
	Cayman Islands - 0.4%
30,850	CK Hutchison Holdings Ltd.	249,772

	France - 2.9%
6,766	AXA SA	308,370
1,149	Capgemini S.E.	178,782
8,452	Engie S.A.	251,595
18,294	Orange S.A.	338,890
1,062	Safran S.A.	379,106
1,421	Vinci S.A.	204,168
		1,660,911
	Germany - 0.6%
4,008	Fresenius S.E. & Company KGaA	224,404
3,843	Vonovia S.E.	112,164
		336,568
	Hong Kong - 0.2%
25,370	Galaxy Entertainment Group Ltd.	129,251

	Ireland - 5.7%
7,935	Seagate Technology Holdings PLC	3,235,020

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Israel - 2.5%
19,476	Bank Hapoalim BM	$ 482,958
19,792	Bank Leumi Le-Israel BM	477,130
618	Elbit Systems Ltd.	438,196
		1,398,284
	Italy - 1.0%
6,255	UniCredit SpA	544,865

	Japan - 6.0%
33,100	Astellas Pharma, Inc.	458,552
13,600	Bridgestone Corporation	306,251
4,300	Central Japan Railway Company	119,668
22,200	Denso Corporation	307,405
20,800	Inpex Corporation	462,739
4,500	Japan Tobacco, Inc.	162,278
11,500	Kansai Electric Power Company, Inc. (The)	183,391
1,030	Konami Group Corporation	149,546
4,940	Nitto Denko Corporation	109,358
6,568	Otsuka Holdings Company Ltd.	392,182
5,900	Sumitomo Corporation	238,231
20,700	Suzuki Motor Corporation	281,752
5,500	Toyota Tsusho Corporation	199,229
		3,370,582
	Jersey - 0.1%
1,814	Amcor plc	80,270

	Netherlands - 1.7%
12,283	ABN AMRO Bank N.V.(a)	452,455
4,869	Koninklijke Ahold Delhaize N.V.	190,325
3,742	NN Group N.V.	296,360
		939,140
	Panama - 0.5%
9,758	Carnival Corporation	292,935

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Spain - 3.0%
24,271	Banco Bilbao Vizcaya Argentaria S.A.	$ 617,426
38,284	CaixaBank S.A.	506,473
22,911	International Consolidated Airlines Group S.A.	131,106
21,724	Repsol S.A.	426,519
		1,681,524
	Switzerland - 0.5%
3,605	Logitech International S.A.	309,453

	United Kingdom - 4.9%
6,865	3i Group PLC	314,782
29,827	Aviva plc	259,493
3,623	British American Tobacco plc	216,941
18,403	GSK plc	472,533
7,909	Halma PLC	383,540
3,201	Imperial Brands plc	134,293
24,517	Rolls-Royce Holdings plc	406,263
33,611	Tesco PLC	195,556
249,909	Vodafone Group plc	367,267
		2,750,668
	United States - 66.3%
1,475	Allstate Corporation (The)	293,510
5,663	Altria Group, Inc.	351,049
1,995	American Electric Power Company, Inc.	238,951
1,662	AppLovin Corporation, Class A(b)	786,309
37,652	AT&T, Inc.	986,859
5,855	Bank of New York Mellon Corporation (The)	702,132
3,235	Capital One Financial Corporation	708,239
3,570	Charter Communications, Inc., Class A(b)	735,848
950	Cigna Group (The)	260,405
11,859	Citizens Financial Group, Inc.	746,880
33,357	Comcast Corporation, Class A	992,371
299	Comfort Systems USA, Inc.	341,488
3,845	CVS Health Corporation	286,529
12,316	Dollar General Corporation	1,766,484

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	United States - 66.3% (Continued)
9,458	eBay, Inc.	$ 862,759
4,148	Edison International	258,337
359	EMCOR Group, Inc.	258,742
4,765	Exelon Corporation	213,377
1,229	Expedia Group, Inc.	325,488
2,615	F5, Inc.(b)	720,720
4,511	Fidelity National Information Services, Inc.	249,233
2,235	Fiserv, Inc.(b)	142,437
45,110	Ford Motor Company	626,127
1,605	General Dynamics Corporation	563,499
9,654	General Motors Company	810,936
4,350	Gilead Sciences, Inc.	617,483
2,312	Hartford Insurance Group, Inc. (The)	312,259
708	HCA Healthcare, Inc.	345,695
66,558	Hewlett Packard Enterprise Company	1,432,328
2,834	Howmet Aerospace, Inc.	589,699
62,511	HP, Inc.	1,215,214
8,408	Jabil, Inc.	1,994,293
3,768	Johnson & Johnson	856,278
882	Labcorp Holdings, Inc.	239,480
4,479	Leidos Holdings, Inc.	843,306
1,800	Marathon Petroleum Corporation	317,142
9,602	Micron Technology, Inc.	3,983,678
1,546	Newmont Corporation	173,693
1,397	NRG Energy, Inc.	213,224
3,829	PayPal Holdings, Inc.	201,750
20,227	Pfizer, Inc.	534,802
2,676	Phillips 66	384,166
3,102	PPG Industries, Inc.	358,684
1,727	Prologis, Inc.	225,477
3,890	RTX Corporation	781,618
920	Simon Property Group, Inc.	176,005
1,506	Snap-on, Inc.	551,362
9,965	SS&C Technologies Holdings, Inc.	816,034

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	United States - 66.3% (Continued)
5,557	T Rowe Price Group, Inc.	$ 587,264
11,136	Tapestry, Inc.	1,413,270
12,661	The Kraft Heinz Company	300,572
3,392	United Airlines Holdings, Inc.(b)	347,069
9,078	US Foods Holding Corporation(b)	759,102
2,053	Valero Energy Corporation	372,476
855	Veeva Systems, Inc., Class A(b)	174,352
24,103	Verizon Communications, Inc.	1,073,065
1,289	Versant Media Group, Inc.	41,996
4,727	VICI Properties, Inc.	132,734
10,386	Zoom Video Communications, Inc.(b)	956,550
		37,550,829

	TOTAL COMMON STOCKS (Cost $43,668,832)	56,066,894

	TOTAL INVESTMENTS - 99.1% (Cost $43,668,832)	$ 56,066,894
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	531,620
	NET ASSETS - 100.0%	$ 56,598,514

Ltd	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Société Europeae

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $452,455 or 0.8% of net assets.
(b)	Non-income producing security.